Debt and Lease Obligations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Debt

Debt outstanding at March 31, 2013 and December 31, 2012 is as follows:

	March 31, 2013		December 31, 2012
	Long- Term	Due Within One Year	Long- Term	Due Within One Year
Non-affiliated debt:
Senior Secured Credit Facilities:
Floating rate term loans due 2015	$—	$—	$895	$15
Senior Secured Notes:
6.625% First-Priority Senior Secured Notes due 2020 (includes $8 of unamortized debt premium at March 31, 2013)	1,558	—	450	—
8.875% Senior Secured Notes due 2018 (includes $5 and $6 of unamortized debt discount at March 31, 2013 and December 31, 2012, respectively)	1,195	—	994	—
Floating rate Second-Priority Senior Secured Notes due 2014	—	—	120	—
9.00% Second-Priority Senior Secured Notes due 2020	574	—	574	—
Debentures:
9.2% debentures due 2021	74	—	74	—
7.875% debentures due 2023	189	—	189	—
8.375% sinking fund debentures due 2016	60	2	60	2
Other Borrowings:
Australia Facility due 2014	45	5	31	5
Brazilian bank loans	19	37	18	41
Capital Leases	10	1	10	1
Other	3	16	4	12

Total	$3,727	$61	$3,419	$76

Debt outstanding at December 31 is as follows:

	2012		2011
	Long- Term	Due Within One Year	Long- Term	Due Within One Year
Non-affiliated debt:
Senior Secured Credit Facilities:
Floating rate term loans due May 2013 at 2.8% at December 31, 2011	$—	$—	$446	$8
Floating rate term loans due May 2015 at 4.1% and 4.2% at December 31, 2012 and 2011, respectively	895	15	910	15
Senior Secured Notes:
6.625% First-Priority Senior Notes due 2020	450	—	—	—
8.875% Senior Secured Notes due 2018 (includes $6 of unamortized discount at December 31, 2012 and 2011)	994	—	994	—
Floating rate Second-Priority Senior Secured Notes due 2014 at 4.9% and 5.0% at December 31, 2012 and 2011, respectively	120	—	120	—
9.00% Second-Priority Senior Secured Notes due 2020	574	—	574	—
Debentures:
9.2% debentures due 2021	74	—	74	—
7.875% debentures due 2023	189	—	189	—
8.375% sinking fund debentures due 2016	60	2	62	—
Other Borrowings:
Australia Facility due 2014 at 6.1% and 6.8% at December 31, 2012 and 2011, respectively	31	5	36	5
Brazilian bank loans at 8.1% and 8.9% at December 31, 2012 and 2011, respectively	18	41	—	65
Capital Leases	10	1	11	1
Other at 3.8% and 5.7% at December 31, 2012 and 2011, respectively	4	12	4	23

Total non-affiliated debt	3,419	76	3,420	117
Affiliated debt:
Affiliated borrowings due on demand at 3.3% at December 31, 2011	—	—	—	2

Total affiliated debt	—	—	—	2

Total debt	$3,419	$76	$3,420	$119

Debentures

Debentures

	Origination Date	Interest Payable	Early Redemption
9.2% debentures due 2021	March 1991	March 15 September 15	None
7.875% debentures due 2023	May 1993	February 15 August 15	None
8.375% sinking fund debentures due 2016	April 1986	April 15 October 15	April 2006

Schedule of Maturities of Long-term Debt

Aggregate maturities of debt, minimum payments under capital leases and minimum rentals under operating leases at December 31, 2012 for the Company are as follows:

Year	Debt	Minimum Rentals Under Operating Leases	Minimum Payments Under Capital Leases
2013	$75	$32	$3
2014	193	27	2
2015	907	22	2
2016	28	17	2
2017	—	14	2
2018 and thereafter	2,287	22	9

Total minimum payments	$3,490	$134	20

Less: Amount representing interest			(9)

Present value of minimum payments			$11